AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Industrials – 19.2%
Aerospace & Defense – 5.4%
Curtiss-Wright Corp.	66,170	$8,349,331
Hexcel Corp.(a)	65,454	3,887,313
Raytheon Technologies Corp.	325,493	27,979,378
Textron, Inc.	274,880	19,189,373

		59,405,395

Construction & Engineering – 1.3%
EMCOR Group, Inc.	85,160	9,825,761
Valmont Industries, Inc.	18,152	4,267,898

		14,093,659

Electrical Equipment – 2.5%
Acuity Brands, Inc.	22,465	3,894,757
Emerson Electric Co.	211,375	19,911,525
Hubbell, Inc.	21,483	3,881,334

		27,687,616

Industrial Conglomerates – 0.3%
3M Co.	21,630	3,794,335

Machinery – 3.4%
Altra Industrial Motion Corp.	71,492	3,957,082
Flowserve Corp.	289,070	10,022,057
Middleby Corp. (The)(a)	24,290	4,141,688
Westinghouse Air Brake Technologies Corp.	221,940	19,133,447

		37,254,274

Professional Services – 2.7%
Leidos Holdings, Inc.	143,695	13,813,400
Robert Half International, Inc.	152,920	15,342,464

		29,155,864

Road & Rail – 2.6%
Kansas City Southern	34,740	9,402,033
Knight-Swift Transportation Holdings, Inc.	373,218	19,090,101

		28,492,134

Trading Companies & Distributors – 1.0%
MSC Industrial Direct Co., Inc. - Class A	135,288	10,848,745

		210,732,022

Financials – 18.6%
Banks – 7.2%
Citigroup, Inc.	153,050	10,741,049
JPMorgan Chase & Co.	132,920	21,757,675
Wells Fargo & Co.	998,501	46,340,431

		78,839,155

Capital Markets – 4.1%
Goldman Sachs Group, Inc. (The)	74,880	28,306,886
Northern Trust Corp.	154,160	16,619,990

		44,926,876

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Capital One Financial Corp.	25,136	$4,071,278

Diversified Financial Services – 3.5%
Berkshire Hathaway, Inc. - Class B(a)	139,112	37,969,229

Insurance – 3.4%
Aflac, Inc.	132,420	6,903,055
Allstate Corp. (The)	209,910	26,723,642
Fidelity National Financial, Inc.	89,700	4,066,998

		37,693,695

		203,500,233

Health Care – 14.3%
Biotechnology – 2.8%
Amgen, Inc.	147,130	31,287,194

Health Care Providers & Services – 5.9%
Anthem, Inc.	85,390	31,833,392
Cigna Corp.	130,531	26,127,085
Quest Diagnostics, Inc.	47,670	6,926,928

		64,887,405

Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc. - Class A(a)	10,310	7,690,745
PerkinElmer, Inc.	44,750	7,754,727

		15,445,472

Pharmaceuticals – 4.2%
AstraZeneca PLC (Sponsored ADR)	75,602	4,540,656
Pfizer, Inc.	456,326	19,626,581
Roche Holding AG (Sponsored ADR)	474,710	21,585,064

		45,752,301

		157,372,372

Information Technology – 13.0%
Communications Equipment – 5.0%
Ciena Corp.(a)	235,107	12,072,744
Cisco Systems, Inc./Delaware	519,450	28,273,663
F5 Networks, Inc.(a)	74,770	14,862,781

		55,209,188

Electronic Equipment, Instruments & Components – 0.7%
Keysight Technologies, Inc.(a)	24,400	4,008,676
Littelfuse, Inc.	14,041	3,836,984

		7,845,660

IT Services – 6.2%
Cognizant Technology Solutions Corp. - Class A	321,720	23,874,841
FleetCor Technologies, Inc.(a)	80,852	21,124,202
MAXIMUS, Inc.	269,934	22,458,509

		67,457,552

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 1.1%
MKS Instruments, Inc.	79,460	$11,991,309

		142,503,709

Consumer Discretionary – 10.5%
Auto Components – 0.9%
BorgWarner, Inc.	235,480	10,175,091

Distributors – 2.5%
LKQ Corp.(a)	544,550	27,401,756

Household Durables – 1.8%
DR Horton, Inc.	238,220	20,003,333

Internet & Direct Marketing Retail – 0.7%
eBay, Inc.	117,900	8,214,093

Multiline Retail – 2.4%
Target Corp.	113,800	26,034,026

Specialty Retail – 1.6%
AutoZone, Inc.(a)	6,160	10,459,619
Murphy USA, Inc.	39,520	6,610,115

		17,069,734

Textiles, Apparel & Luxury Goods – 0.6%
Deckers Outdoor Corp.(a)	18,320	6,598,864

		115,496,897

Communication Services – 7.0%
Diversified Telecommunication Services – 7.0%
Comcast Corp. - Class A	779,030	43,571,148
Verizon Communications, Inc.	620,130	33,493,221

		77,064,369

Consumer Staples – 6.5%
Food & Staples Retailing – 2.7%
Walmart, Inc.	212,617	29,634,557

Tobacco – 3.8%
Philip Morris International, Inc.	440,840	41,787,224

		71,421,781

Energy – 3.3%
Energy Equipment & Services – 0.7%
Cactus, Inc. - Class A	99,197	3,741,711
Helmerich & Payne, Inc.	125,989	3,453,358

		7,195,069

Oil, Gas & Consumable Fuels – 2.6%
Chevron Corp.	85,490	8,672,960
ConocoPhillips	116,070	7,866,064
EOG Resources, Inc.	155,980	12,520,515

		29,059,539

		36,254,608

Company	Shares	U.S. $ Value

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
CBRE Group, Inc. - Class A(a)	274,970	$26,771,079

Materials – 1.5%
Metals & Mining – 1.5%
BHP Group Ltd. (Sponsored ADR)(b)	138,570	7,416,267
Steel Dynamics, Inc.	146,640	8,575,507

		15,991,774

Utilities – 0.9%
Electric Utilities – 0.9%
IDACORP, Inc.	95,620	9,885,196

Total Common Stocks (cost $817,147,134)		1,066,994,040

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $36,019,595)	36,019,595	36,019,595

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $853,166,729)		1,103,013,635

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(c) (d) (e) (cost $7,310,215)	7,310,215	7,310,215

Total Investments – 101.2% (cost $860,476,944)(f)		1,110,323,850
Other assets less liabilities – (1.2)%		(13,219,462)

Net Assets – 100.0%		$1,097,104,388

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $252,977,009 and gross unrealized depreciation of investments was $(3,130,103), resulting in net unrealized appreciation of $249,846,906.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,066,994,040	$—	$—	$1,066,994,040
Short-Term Investments	36,019,595	—	—	36,019,595
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,310,215	—	—	7,310,215

Total Investments in Securities	1,110,323,850	—	—	1,110,323,850
Other Financial Instruments(b)	—	—	—	—

Total	$1,110,323,850	$—	$—	$1,110,323,850

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$38,262	$299,022	$301,264	$36,020	$5
Government Money Market Portfolio*	13,101	35,008	40,799	7,310	1
Total	$51,363	$334,030	$342,063	$43,330	$6

*	Investments of cash collateral for securities lending transactions.